Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ (9,181)	$ 3,416	$ 4,098	$ 2,763	$ 47,669	$ 1,096	$ 52,667
Less: Dividend equivalents paid to vested RSUs and SARs									(884)	(360)	(120)
Net income available to common shareholders									$ 46,785	$ 736	$ 52,547
Denominator
Weighted average shares outstanding-Basic									25,792,932	25,843,348	28,264,227
Weighted average shares outstanding-Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.18	$ (1.15)	$ 1.00	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.80	$ 0.03	$ 1.86
Restricted Stock Units (RSUs) [Member]
Denominator
Dilutive common equivalent shares:									164,998	143,344	40,165
Stock Appreciation Rights (SARs) [Member]
Denominator
Dilutive common equivalent shares:									3,675	5,370	3,579